Fair Value Measurements - Significant unobservable inputs (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Stock price on valuation date	$ 11.62	$ 24.25
Exercise price per share	$ 11.50	$ 11.50
Expected life	4 years 10 months 24 days	5 years
Volatility	35.70%	39.00%
Risk-free rate	0.90%	0.80%
Fair value of warrants	$ 3.78	$ 14.56